RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

18.	RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the transactions detailed elsewhere in the consolidated financial statements, the Group had the following transactions with related parties during the period:

(a) Commercial transactions with related companies

		Six months ended June 30,
		2023	2024	2024
		CNY	CNY	US$
	Notes	(Unaudited)	(Unaudited)	(Unaudited)

CHNR's share of office rental, rates and others to Anka Consultants Limited (“Anka”) *	(i)	218	234	32
Feishang Management's share of office rental to Feishang Enterprise**	(ii)	84	84	12
Shenzhen New Precise Space-Time Technology Co., Limited (“Shenzhen New PST”)’s share of office rental to Feishang Enterprise**		45	—	—

(i)	The Company signed a contract with Anka to lease 184 square meters of office premises for two years, from July 1, 2022 to June 30, 2024. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.
(ii)	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2023, which will expire on September 30, 2024.

(b)	Other transactions with related parties

On February 27, 2023, the Company entered into a sale and purchase agreement (the “SPA”) with Feishang Group and Top Pacific (China) Limited (together, the “Sellers”), and the respective beneficial owner of the sellers, Mr. Li Feilie and Mr. Yao Yuguang, to acquire 100% equity interests of Greatfame Investments Limited, which owns 100% equity interest in Williams Minerals (Pvt) Ltd (“Williams Minerals”) (the “Acquisition”). Williams Minerals owns the mining permit for the Zimbabwean lithium mine. The consideration to be paid by the Company for the Acquisition will be calculated by multiplying the qualified measured, indicated and inferred resources quantity of lithium oxide proven to be in the mine by independent technical reports by a unit price of US$500 per ton, less certain due diligence costs and expenses incurred by the Company for the issuance of the independent technical reports.

According to the SPA, the Company issued a US$24,500 promissory note (Promissory Note No. 1) and a US$10,500 promissory note to Feishang Group and Top Pacific (China) Limited respectively on April 14, 2023 to proceed with the acquisition. The Company recognized a liability due to shareholders amounted to US$24,500 and other payable amounted to US$10,500 respectively for the present obligations of these two promissory notes with corresponding non-current assets amounted to US$35,000.

On August 3, 2023, the Company entered into a set-off letter with Feishang Group, pursuant to the letter, the consideration of CNY95,761 liable to be paid by Feishang Group pursuant to the SPA for the disposal of the water treatment segment (Note 3) shall be set off against Promissory Note No. 1 using the exchange rate CNY1.00 = US$0.1400 such that a sum of US$13,407 shall be deducted from the Principal Amount as defined in Promissory Note No. 1. According to the letter, the Company derecognized the receivables from Feishang Group amounted to CNY95,761 and a liability due to shareholders amounted to CNY95,761.

Completion of the transaction as contemplated by the SPA is contingent upon the satisfaction of a number of conditions, including, among other things, the issuance of independent technical reports, the actual quantity of qualified lithium oxide metal resources proven or estimated to exist in each mining area covered by the relevant report, and the Company’s full settlement of the purchase consideration.

(c)	Balances with related companies

The Company’s balances with related companies are unsecured and non-interest bearing. Feishang Enterprise and the Shareholder have provided letters stating their continuous financial support to the Group and that they will not recall any amounts due to them until the Group has sufficient liquidity to finance its operations. The balances are summarized as follows:

		December 31,	June 30,
		2023	2024	2024
		CNY	CNY	US$
	Notes	(Audited)	(Unaudited)	(Unaudited)

Current:
Payable to related companies:
Feishang Enterprise**	(i)	6,078	6,221	856
Anka Capital Limited (“Anka Capital”)*	(ii)	2,991	—	—
		9,069	6,221	856

Payable to the Shareholder:
Feishang Group**	(iii)	7,153	7,153	984
Feishang Group**		78,520	70,164	9,655
		85,673	77,317	10,639

Lease liabilities to related parties
Anka*		360	376	52
Total		360	376	52

(i)	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iii)	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

* Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.

**Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(d)	Compensation of key management personnel of the Group

	Six months ended June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Wages, salaries and allowances	575	374	51
Housing subsidies	7	6	1
Contribution to pension plans	28	25	3

Total	610	405	55

The amounts disclosed in the table are the amounts recognized as expenses during the respective period related to key management personnel.